SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 94.8%

Commercial Services - 4.2%
ASGN, Inc. *	17,500	1,102,850
Booz Allen Hamilton Holding Corp.	13,150	1,375,227
Colliers International Group, Inc.	11,050	1,340,365
FTI Consulting, Inc. *	3,075	504,546

		4,322,988

Consumer Durables - 1.9%
Century Communities, Inc.	8,850	593,835
Take-Two Interactive Software, Inc. *	4,075	844,544
YETI Holdings, Inc. *	15,850	524,635

		1,963,014

Consumer Non-Durables - 0.7%
Crocs, Inc. *	6,575	698,265

Consumer Services - 0.9%
Nexstar Media Group, Inc.	5,350	958,827

Electronic Technology - 10.0%
Arista Networks, Inc. *	48,900	3,788,772
Ciena Corp. *	14,150	855,085
Coherent Corp. *	20,075	1,303,670
Entegris, Inc.	5,249	459,183
MKS Instruments, Inc.	13,400	1,074,010
Monolithic Power Systems, Inc.	5,025	2,914,399

		10,395,119

Energy Minerals - 3.2%
Chord Energy Corp.	15,100	1,702,072
Northern Oil & Gas, Inc.	53,550	1,618,817

		3,320,889

Finance - 6.6%
Air Lease Corp.	33,325	1,609,931
Artisan Partners Asset Management, Inc.	25,750	1,006,825
Axis Capital Holdings, Ltd.	22,125	2,217,810
Hanover Insurance Group, Inc.	5,425	943,678
Stifel Financial Corp.	11,800	1,112,268

		6,890,512

Health Services - 4.8%
Acadia Healthcare Co., Inc. *	7,100	215,272
Addus HomeCare Corp. *	15,250	1,508,073
Encompass Health Corp.	17,100	1,731,888
Tenet Healthcare Corp. *	11,275	1,516,487

		4,971,720

Health Technology - 13.5%
Align Technology, Inc. *	2,150	341,549
Ascendis Pharma A/S, ADR *	6,300	981,918
AtriCure, Inc. *	48,800	1,574,288
Bio-Techne Corp.	14,800	867,724
Establishment Labs Holdings, Inc. *	17,900	730,410
Exact Sciences Corp. *	12,425	537,878
Glaukos Corp. *	4,825	474,876
Insulet Corp. *	3,525	925,700
Intellia Therapeutics, Inc. *	39,725	282,445
Iovance Biotherapeutics, Inc. *	75,900	252,747
Lantheus Holdings, Inc. *	23,825	2,325,320
PROCEPT BioRobotics Corp. *	21,550	1,255,503

Name of Issuer	Quantity	Fair Value ($)

Sarepta Therapeutics, Inc. *	9,450	603,099
STERIS, PLC	3,475	787,609
Supernus Pharmaceuticals, Inc. *	22,125	724,594
TransMedics Group, Inc. *	5,625	378,450
Vericel Corp. *	20,775	926,980

		13,971,090

Industrial Services - 12.9%
Argan, Inc.	16,450	2,157,747
EMCOR Group, Inc.	7,950	2,938,558
Golar LNG, Ltd.	33,600	1,276,464
KBR, Inc.	38,450	1,915,194
TechnipFMC, PLC	73,550	2,330,800
Waste Connections, Inc.	14,025	2,737,540

		13,356,303

Non-Energy Minerals - 5.3%
AZEK Co., Inc. *	24,200	1,183,138
Eagle Materials, Inc.	10,300	2,285,879
MP Materials Corp. *	33,350	814,074
Trex Co., Inc. *	20,825	1,209,932

		5,493,023

Process Industries - 3.1%
Avient Corp.	13,200	490,512
Cabot Corp.	7,700	640,178
CSW Industrials, Inc.	3,650	1,064,048
Olin Corp.	40,475	981,114

		3,175,852

Producer Manufacturing - 12.2%
AeroVironment, Inc. *	7,925	944,581
AZZ, Inc.	18,450	1,542,604
Belden, Inc.	13,600	1,363,400
Carlisle Cos., Inc.	2,200	749,100
Crane Co.	13,700	2,098,566
Crane NXT Co.	19,075	980,455
Donaldson Co., Inc.	17,275	1,158,461
Hubbell, Inc.	4,375	1,447,731
Lincoln Electric Holdings, Inc.	5,400	1,021,464
Regal Rexnord Corp.	6,755	769,057
Zurn Water Solutions Corp.	19,325	637,339

		12,712,758

Retail Trade - 3.6%
Boot Barn Holdings, Inc. *	6,775	727,838
Casey’s General Stores, Inc.	4,300	1,866,372
Ulta Beauty, Inc. *	3,050	1,117,947

		3,712,157

Technology Services - 8.5%
ANSYS, Inc. *	2,950	933,852
Euronet Worldwide, Inc. *	5,050	539,593
Globant SA *	11,350	1,336,122
HubSpot, Inc. *	3,175	1,813,846
nCino, Inc. *	15,975	438,833
Paycom Software, Inc.	6,225	1,360,038
PTC, Inc. *	15,375	2,382,356

		8,804,640

Transportation - 2.8%
Alaska Air Group, Inc. *	17,675	869,964

MARCH 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Knight-Swift Transportation Holdings, Inc.	18,725	814,350
TFI International, Inc.	16,525	1,279,861

		2,964,175

Utilities - 0.6%
Chesapeake Utilities Corp.	4,925	632,518

Total Common Stocks (cost: $57,933,288)		98,343,850

Short-Term Securities - 5.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.23% (cost $5,412,522)	5,412,522	5,412,522

Total Investments in Securities - 100.0% (cost $63,345,810)		103,756,372

Other Assets and Liabilities, net - (0.0)%		(43,348)

Net Assets - 100.0%		$103,713,024

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	98,343,850	—	—	98,343,850

Short-Term Securities	5,412,522	—	—	5,412,522

Total:	103,756,372	—	—	103,756,372

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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